UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

August 16, 2004       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 31

Form 13F Information Table Value Total:	$246,480,957.00

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.










                                                      				Market        Voting
Name of Issuer 		       class    Quantity             Cusip      	Value
3M COMPANY
com
373468

88579Y101

33,615,874.00

sole
PROCTER & GAMBLE
com
446600

742718109

24,312,904.00

sole
DUPONT
com
426203

263534109

18,931,937.00

sole
CATERPILLAR
com
203883

149123101

16,196,466.00

sole
EXXON MOBIL
com
346535

30231G102

15,389,619.00

sole
GENERAL MOTORS
com
315312

370442105

14,690,386.00

sole
CITIGROUP
com
298138

172967101

13,863,419.00

sole
GENERAL ELECTRIC
com
400763

369604103

12,984,721.00

sole
UNITED PARCEL SERVICE CL B
com
155549

911312106

11,692,618.00

sole
AMERICAN EXPRESS
com
224470

025816109

11,533,269.00

sole
CHEVRONTEXACO
com
110931

166764100

10,439,716.00

sole
ALTRIA GROUP, INC.
com
207207

02209S103

10,370,722.00

sole
IBM
com
117438

459200101

10,352,160.00

sole
MERCK
com
191308

589331107

9,087,129.00

sole
KIMBERLY CLARK CORP.
com
136539

494368103

8,995,189.00

sole
SBC COMMUNICATIONS, INC.
com
350879

78387G103

8,508,816.00

sole
CEF ISHARES RUSSELL
com
96321

464287598

5,785,039.00

sole
JP MORGAN
com
68430

46625H100

2,653,031.00

sole
BANK OF AMERICA CORPORATION
com
24950

060505104

2,111,269.00

sole
TIME WARNER INC COM
com
90000

887317105

1,582,200.00

sole
ALLSTATE
com
18096

020002101

842,369.00

sole
VERIZON
com
11022

92343V104

398,886.00

sole
SPYDER
com
2751

78462F103

315,072.00

sole
JOHNSON & JOHNSON
com
5372

478160104

299,220.00

sole
MEDCO HEALTH SOLUTIONS COM
com
7794

58405U102

292,276.00

sole
AMERICAN HOME PRODUCTS
com
7200

026609107

260,352.00

sole
ST PAUL TRAVELERS INC COM
com
5967

792860108

241,910.00

sole
BELL SOUTH
com
7988

079860102

209,445.00

sole
DIAMONDS TR UNIT SER 1
com
1980

252787106

207,167.00

sole
CARDINAL FINANCIAL
com
21000

14149F109

190,470.00

sole
DELPHI CORPORATON
com
11920

247126105

127,306.00

sole


